PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT.

	December 31,
	2024	2023
Computer equipment	$21	$21
Furniture and fixtures	13	13
	34	34
Accumulated depreciation	(30)	(26)
	$4	$8
Depreciation expense related to property and equipment was $4 in each of the years ended December 31, 2024 and 2023.